SHARE-BASED COMPENSATION (Details 4)	Dec. 31, 2014 ADS USD ($)	Dec. 31, 2014 Ordinary shares USD ($)	Dec. 31, 2014 Options Non-employees USD ($)	Dec. 31, 2014 Options Non-employees CNY
Share-based compensation
Closing price of ordinary shares (in dollars per share)	$ 9.19	$ 0.57
Options outstanding with exercise price below the closing price of the entity's ordinary share (in shares)			3,028,000	3,028,000
Aggregate intrinsic value (in CNY or dollars per share)			$ 1,264,000	7,845,000